Going Concern Uncertainty	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 2 - Going Concern Uncertainty

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of the liabilities in the normal course of business and does not include any adjustments that might result from uncertainty about the Company's ability to continue as a going concern.

The Company incurred net losses since inception, including a net loss of $5,642,238 in the nine months ending September 30, 2015. The Company is currently developing CÜR Music, a hybrid internet radio and on-demand music streaming service, has not generated material revenue from operations, and anticipates needing additional capital prior to launching CÜR Music to execute the current operating plan. These factors raise a substantial doubt about the Company's ability to continue as a going concern.

The Company intends to raise an additional $15-20 million concurrent with the planned launch of CÜR Music to implement its business plan, market CÜR Music, provide content license costs, and for general working capital. Fundraising discussions have started, however no specific terms have been set. The Company plans to launch its CÜR Music's streaming product and within four weeks after the closing of this offering.

On October 20, 2015, October 26, 2015, November 13, 2015, November 24, 2015, November 30, 2015, December 30, 2015 and January 14, 2016 the Company closed on Securities Purchase Agreements (the "Purchase Agreements") with certain "accredited investors" (the "Buyers"), pursuant to which the Buyers purchased 12% Unsecured Convertible Promissory Notes of the Company (the "Notes") in the aggregate principal amount of $2,113,500 (the "Convertible Note Offering"). The aggregate gross proceeds to the Company were $2,113,500 (before deducting expenses related to the purchase and sale of the Notes of approximately $45,000), of which $586,000 in proceeds were from members of the Board. The Company will use the net proceeds from the sale of the Notes to make prepayments to content owners, and for marketing expenses, working capital and general corporate purposes.

Management believes that it will be successful in obtaining sufficient financing to execute its operating plan. However, no assurances can be provided that the Company will secure additional financing or achieve and sustain a profitable level of operations. To the extent that the Company is unsuccessful in its plans, the Company may find it necessary to contemplate the sale of its assets and curtail operations.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of the liabilities in the normal course of business and does not include any adjustments that might result from uncertainty about the Company's ability to continue as a going concern.

The Company incurred a net loss of $6,197,455 and $1,022,092 in the years ending December 31, 2014 and 2013, respectively. The Company is currently developing CUR, a hybrid internet radio and on-demand music streaming service and has not generated material revenue from operations and anticipates needing additional capital prior to launching CÜR to execute the current operating plan. These factors raise substantial doubt about the ability of the Company to continue as a going concern.

The Company has initiated an offer to amend warrants to purchase an aggregate of 744,756 shares of the Company's common stock and may raise as much as $4,261,000 in gross proceeds from the exercise of the warrants (See Note 13). There is no assurance that all of the warrant holders will participate in the warrant tender offer. In addition, based on management projections, the Company contemplates raising an additional $15-$20 million concurrent with the planned launch of CÜR, to implement the business plan, market CÜR Music, provide content license costs, and for general working capital. This fundraising has not yet begun, and no specific terms have been set. The Company plans to launch CÜR Music's streaming product and platform within four weeks after the closing of this offering.

Management believes that it will be successful in obtaining sufficient financing to execute its operating plan. However, no assurances can be provided that the Company will secure additional financing or achieve and sustain a profitable level of operations. To the extent that the Company is unsuccessful in its plans, the Company may find it necessary to contemplate the sale of its assets and curtail operations.